Registration No. 33-03692

File No. 811-3614

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 49	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 54	☒

Oppenheimer Rochester Fund Municipals

 (Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

 (Address of Principal Executive Offices)                 (Zip Code)

(303) 768-3200

(Registrant’s Telephone Number, including Area Code)

Cynthia Lo Bessette, Esq.

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On ____________, pursuant to paragraph (b)
☐	60 days after filing, pursuant to paragraph (a)(1)
☐	On _____________, pursuant to paragraph (a)(1)
☐	75 days after filing, pursuant to paragraph (a)(2)
☐	On ______________, pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 13th day of April, 2016.

OPPENHEIMER ROCHESTER FUND MUNICIPALS

By:	Arthur P. Steinmetz*
Arthur P. Steinmetz Trustee, President and
Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

Brian F. Wruble*	Chairman of the	April 13, 2016
Brian F. Wruble	Board of Trustees

Arthur P. Steinmetz*	Trustee, President and	April 13, 2016
Arthur P. Steinmetz	Principal Executive Officer

Brian S. Petersen*	Treasurer, Principal	April 13, 2016
Brian S. Petersen	Financial & Accounting Officer

Beth Ann Brown*	Trustee	April 13, 2016
Beth Ann Brown

David K. Downes*	Trustee	April 13, 2016
David K. Downes

Matthew P. Fink*	Trustee	April 13, 2016
Matthew P. Fink

Edmund P. Giambastiani, Jr.*	Trustee	April 13, 2016
Edmund P. Giambastiani, Jr.

Elizabeth Krentzman*	Trustee	April 13, 2016
Elizabeth Krentzman

Mary F. Miller*	Trustee	April 13, 2016
Mary F. Miller

Joel W. Motley*	Trustee	April 13, 2016
Joel W. Motley

Joanne Pace*	Trustee	April 13, 2016
Joanne Pace

Daniel Vandivort*	Trustee	April 13, 2016
Daniel Vandivort

*By:	/s/ Mitchell J. Lindauer
Mitchell J. Lindauer, Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description

Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Taxonomy Extension Schema Document
Ex-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase
Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document